Segment Information	6 Months Ended
Jun. 30, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 9 — SEGMENT INFORMATION
Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and container vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2015	Three Month Period ended June 30, 2014	Six Month Period ended June 30, 2015	Six Month Period ended June 30, 2014
Asia	$36,318	$29,709	$74,502	$61,699
Europe	15,180	15,699	27,995	33,241
North America	2,426	5,952	5,665	10,340
Australia	2,549	3,818	5,097	7,396

Total	$56,473	$55,178	$113,259	$112,676